Goodwill and Other Intangible Assets - Schedule of Acquired Intangibles (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Total subject to amortizationn	$ 20,660
Other intangibles acquired	$ 21,760
Acquired Finite-lived Intangible Assets, Useful Life	12 years
Use Rights Not Subject To Amortization
Acquired Finite Lived Intangible Assets [Line Items]
Acquired intangibles not subject to amortization	$ 1,100
Customer Relationships
Acquired Finite Lived Intangible Assets [Line Items]
Total subject to amortizationn	$ 20,620
Acquired Finite-lived Intangible Assets, Useful Life	12 years
Noncompetition Agreements
Acquired Finite Lived Intangible Assets [Line Items]
Total subject to amortizationn	$ 40
Acquired Finite-lived Intangible Assets, Useful Life	10 years